CONSOLIDATED STATEMENTS OF COMPREHENSIVE LOSS (Parenthetical) ¥ in Thousands, $ in Thousands	12 Months Ended
	Dec. 31, 2022 CNY (¥)	Dec. 31, 2022 USD ($)	Dec. 31, 2021 CNY (¥)	Dec. 31, 2020 CNY (¥)
Revenue from related party	¥ 1,128,665	$ 163,642	¥ 929,524	¥ 777,369
Cost of revenue from related party	0		980	988
Other comprehensive income (loss), net of tax	0		0	0
Public cloud services
Revenue from related party	1,043,183	151,248	905,755	777,287
Enterprise cloud services
Revenue from related party	85,482	12,394	23,695	0
Others
Revenue from related party	¥ 0	$ 0	¥ 74	¥ 82